Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Summary of inventories

in EUR k	Dec 31, 2018	Dec 31, 2019
Raw materials, consumables and supplies	1,323	1,644
Finished goods and merchandise	23	165
Inventories	1,346	1,809